Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,379,000.00
Previously Paid Amount	0.00
Total Fee Amount	815.97
Total Offset Amount	0.00
Net Fee	815.97
Narrative - Max Aggregate Offering Price	$ 9,379,000.00
Final Prospectus	true